STATEMENT OF OPERATIONS (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
STATEMENT OF OPERATIONS [Abstract]
Revenues:		$ 250,000
Expenses:
Professional fees	471,652	46,330
Stock compensation expense	424,384	455,176
Depreciation expense	6,271
General and administrative	9,492	5,491
Total expenses	911,799	506,997
Loss from operations	(911,799)	(256,997)
Interest expense	(58)
Net Loss	$ (911,857)	$ (256,997)
Net loss per common share - basic and fully diluted (in dollars per share)	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding - basic and fully diluted (in shares)	56,797,246	39,449,292